UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	$ 26,086	¥ 168,424	¥ 118,821
Restricted cash	256	1,650	824
Short-term investments, available for sale	13,266	85,652	117,854
Short-term investments, held to maturity	310	2,000	45,000
Accounts receivable, net	3,289	21,234	20,972
Amounts due from related parties	501	3,235	3,024
Prepaid and other current assets, net	18,858	121,757	117,634
Total current assets	62,566	403,952	424,129
Non-current assets:
Property and equipment, net	21,989	141,972	144,492
Land use rights, net	262	1,693	1,715
Intangible assets, net	8,403	54,252	54,808
Goodwill	3,982	25,710	25,710
Deferred tax assets, net	883	5,704	6,338
Operating lease right-of-use asset	35,522	229,353	247,608
Finance lease right-of-use asset	860	5,550	5,850
Other non-current assets	21,805	140,786	139,067
Total non-current assets	93,706	605,020	625,588
Total assets	156,272	1,008,972	1,049,717
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the Company of RMB 10,000 and RMB 10,000 as of June 30, 2021 and December 31, 2020, respectively)	3,020	19,498	10,000
Deferred revenue (including consolidated VIE amount without recourse to the Company of RMB 132,947 and RMB 158,735 as of June 30, 2021 and December 31, 2020, respectively)	21,106	136,274	163,699
Accounts payable (including consolidated VIE amount without recourse to the Company of RMB 10,346 and RMB 10,682 as of June 30, 2021 and December 31, 2020, respectively)	3,320	21,425	19,423
Accrued and other liabilities (including consolidated VIE amount without recourse to the Company of RMB 168,420 and RMB 165,706 as of June 30, 2021 and December 31, 2020, respectively)	31,473	203,207	209,590
Income taxes payable, current (including consolidated VIE amount without recourse to the Company of RMB 180,666 and RMB 180,070 as of June 30, 2021 and December 31, 2020, respectively)	28,669	185,105	184,638
Amounts due to related parties (including consolidated VIE amount without recourse to the Company of RMB 2,771 and RMB 2,543 as of June 30, 2021 and December 31, 2020, respectively)	429	2,771	2,543
Operating lease liability, current (including consolidated VIE amount without recourse to the Company of RMB 24,014 and RMB 27,962 as of June 30, 2021 and December 31, 2020, respectively)	7,620	49,198	53,702
Total current liabilities	95,637	617,478	643,595
Non-current liabilities:
Long-term borrowing (including consolidated VIE amount without recourse to the Company of RMB nil and RMB nil as of June 30, 2021 and December 31, 2020, respectively)			9,594
Other non-current liabilities (including consolidated VIE amount without recourse to the Company of RMB 95 and RMB 188 as of June 30, 2021 and December 31, 2020, respectively)	47	304	292
Income taxes payable, non-current (including consolidated VIE amount without recourse to the Company of RMB 34,322 and RMB 34,763 as of June 30, 2021 and December 31, 2020, respectively)	5,316	34,322	34,763
Operating lease liability, non-current (including consolidated VIE amount without recourse to the Company of RMB 71,459 and RMB 74,725 as of June 30, 2021 and December 31, 2020, respectively)	32,196	207,877	220,319
Total non-current liabilities	37,559	242,503	264,968
Total liabilities	133,196	859,981	908,563
EQUITY
Preferred shares (US$ 0.003 par value;1,666,667 shares authorized, nil issued and outstanding as of June 30, 2021 and December 31, 2020)
Additional paid-in capital	549,130	3,545,512	3,545,073
Statutory reserve	652	4,210	4,210
Accumulated deficit	(528,302)	(3,411,035)	(3,419,146)
Accumulated other comprehensive income	1,844	11,907	12,101
Total Ambow Education Holding Ltd.'s equity	23,461	151,478	143,122
Non-controlling interests	(385)	(2,487)	(1,968)
Total equity	23,076	148,991	141,154
Total liabilities and equity	156,272	1,008,972	1,049,717
Class A Ordinary Shares [Member]
EQUITY
Ordinary shares	123	794	794
Total equity		794	794
Class C Ordinary Shares [Member]
EQUITY
Ordinary shares	$ 14	90	90
Total equity		¥ 90	¥ 90